CLOUD INFRASTRUCTURE CONSTRUCTION IN PROGRESS	12 Months Ended
Dec. 31, 2020
CLOUD INFRASTRUCTURE CONSTRUCTION IN PROGRESS
CLOUD INFRASTRUCTURE CONSTRUCTION IN PROGRESS

10.    CLOUD INFRASTRUCTURE CONSTRUCTION IN PROGRESS

	December 31,
	2019	2020
	RMB’000	RMB’000	US$’000
Cloud infrastructure construction in progress	292,639	289,788	44,412

As of December 31, 2017, the Group capitalized direct costs of RMB416,352,000 that were directly attributable to the development of the cloud infrastructure.

During the year ended December 31, 2018, additional costs of RMB333,286,000 was capitalized for buildings completed. Costs of other completed buildings in the aggregate of RMB265,152,000 and costs of other completed equipment in the aggregate of RMB104,078,000 were transferred to property and equipment; RMB91,128,000 was transferred to other non-current assets.

As of December 31, 2018, the remaining RMB289,280,000 capitalized to date for construction in progress was re-designated as cloud infrastructure construction in progress.

During the year ended December 31, 2019, additional cost of RMB12,637,000 was capitalized for buildings completed, and among which RMB 9,278,000 was transferred to property and equipment.

During the year ended December 31, 2020, additional cost of RMB25,960,000 (US$3,979,000) was capitalized for buildings completed, and among which RMB 28,811,000 (US$4,415,000) was transferred to property and equipment.

All the cloud infrastructure construction in progress were pledged by the Group to secure borrowings (Note 12(b)) as of December 31, 2019 and 2020. The cloud infrastructure was sealed up by court due to litigations. (Note 25).